UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Frontegra Total Return Bond Fund Schedule of Investments September 30, 2005 (Unaudited)

	Principal
	Amount		Value
		U.S. TREASURY OBLIGATIONS 18.8%
		U.S. Treasury Bonds 7.6%
	$4,680,000	6.250%, 08/15/2023	$5,596,073
	7,315,000	5.250%, 02/15/2029	7,974,206
	9,340,000	5.375%, 02/15/2031	10,463,714
			24,033,993
		U.S. Treasury Notes 11.2%
	3,950,000	3.875%, 07/15/2010	3,889,980
	10,245,000	3.875%, 09/15/2010	10,100,125
	21,440,000	4.250%, 08/15/2015	21,306,000
			35,296,105
		Total U.S. Treasury Obligations	59,330,098
		(Cost $59,773,355)

		U.S. GOVERNMENT AGENCY ISSUES (g) 6.8%
	11,000,000	5.500%, 02/15/2006 (e)	11,059,664
	821,000	2.100%, 04/19/2006 (e)	811,521
	1,315,000	2.650%, 04/28/2006 (e)	1,303,156
	4,820,000	2.850%, 05/24/2006 (e)	4,776,398
	3,720,000	4.375%, 10/15/2015	3,637,368
		Total U.S. Government Agency Issues	21,588,107
		(Cost $21,675,569)

		FOREIGN GOVERNMENT NOTES/BONDS 1.1%
		Aid-Egypt
	1,435,000	4.450%, 09/15/2015 (b)	1,413,446
		Aid-Israel
	1,864,000	5.500%, 09/18/2023 (b)	1,989,792
		Total Foreign Government Notes/Bonds	3,403,238
		(Cost $3,421,454)

		CORPORATE BONDS 24.1%
		Auto Components - 0.5%
		Dana Corp.
	830,000	5.850%, 01/15/2015	651,037
		Delphi Corp.
	1,025,000	6.500%, 08/15/2013	686,750
		Lear Corp.
	215,000	5.750%, 08/01/2014	179,525
			1,517,312
		Automobiles 0.8%
		Daimler Chrysler NA Holdings
	750,000	4.875%, 06/15/2010	735,014
		Ford Motor Co.
	1,809,000	7.450%, 07/16/2031	1,411,020
		General Motors Corp.
	660,000	8.375%, 07/15/2033	514,800
			2,660,834
		Chemicals 0.5%
		ICI Wilmington Inc.
	1,565,000	4.375%, 12/01/2008	1,538,591

		Commercial Banks 0.5%
		Credit Suisse First Boston London
	829,000	7.900%, 05/01/2007 (Acquired 12/17/2002, Cost $849,629) (a)	867,114
		Suntrust Bank
	660,000	4.550%, 05/25/2009	644,604
			1,511,718
		Consumer Finance 2.4%
		American General Finance Corp.
	1,250,000	4.875%, 07/15/2012	1,232,466
		Ford Motor Credit Co.
	1,540,000	5.700%, 01/15/2010	1,398,953
		International Lease Finance Corp.
	1,070,000	4.875%, 09/01/2010	1,064,763
	715,000	5.000%, 09/15/2012	705,556
		Residential Capital Corp.
	3,190,000	6.375%, 06/30/2010 (Acquired Multiple Dates, Cost $3,208,607) (a)	3,231,722
			7,633,460
		Diversified Financial Services 0.7%
		General Motors Acceptance Corp.
	885,000	6.875%, 09/15/2011	805,007
	880,000	6.750%, 12/01/2014	765,463
	660,000	8.000%, 11/01/2031	576,292
			2,146,762
		Diversified Telecommunication Services 2.8%
		AT&T Corp.
	1,950,000	8.050%, 11/15/2011	2,196,188
		Bellsouth Corp.
	547,000	4.750%, 11/15/2012	539,580
		British Telecommunications PLC
	1,001,000	8.375%, 12/15/2010 (b)	1,159,012
		Qwest Corp.
	706,000	7.200%, 11/10/2026	631,870
		SBC Communications, Inc.
	1,180,000	6.250%, 03/15/2011	1,253,081
		Sprint Capital Corp.
	1,185,000	8.375%, 03/15/2012	1,394,553
		Telecom Italia Capital
	1,045,000	4.875%, 10/01/2010 (b)	1,035,022
		Telefonos de Mexico, S.A. de C.V.
	518,000	4.500%, 11/19/2008 (b)	511,306
			8,720,612
		Electric Utilities 3.7%
		American Electric Power, Inc.
	540,000	4.709%, 08/16/2007	539,263
		Appalachian Power Co.
	365,000	4.400%, 06/01/2010	357,256
		CenterPoint Energy, Inc.
	1,120,000	7.250%, 09/01/2010	1,216,000
		Consumers Energy Co.
	952,000	4.400%, 08/15/2009	934,601
	360,000	5.800%, 09/15/2035	354,009
		Entergy Gulf States Inc.
	711,000	4.875%, 11/01/2011	679,924
		Entergy Louisiana Inc.
	636,000	5.500%, 04/01/2019	602,643
		Exelon Corp.
	1,375,000	4.450%, 06/15/2010	1,331,103
		FirstEnergy Corp.
	933,000	6.450%, 11/15/2011	993,426
		Florida Power Corp.
	855,000	4.500%, 06/01/2010	842,822
		Nisource Finance Corp.
	860,000	5.250%, 09/15/2017	840,593
		Pacific Gas & Electric Co.
	585,000	3.600%, 03/01/2009	565,054
		Public Service Co. of Colorado
	1,103,000	4.375%, 10/01/2008	1,092,229
		Southern California Edison Co.
	540,000	5.350%, 07/15/2035	524,381
		Westar Energy, Inc.
	720,000	5.100%, 07/15/2020	699,710
			11,573,014
		Food & Staples Retailing 0.1%
		Albertson's, Inc.
	210,000	7.500%, 02/15/2011	206,221
	220,000	6.625%, 06/01/2028	175,661
			381,882
		Food Products 0.2%
		Tyson Foods, Inc.
	773,000	7.250%, 10/01/2006 (e)	792,865

		Gas Utilities 0.7%
		Atmos Energy Corp.
	837,000	4.000%, 10/15/2009	807,266
		El Paso Natural Gas Co.
	905,000	7.625%, 08/01/2010	940,996
		Transcontinental Gas Pipe Line
	559,000	6.250%, 01/15/2008	565,289
			2,313,551
		Insurance 2.1%
		Allstate Life Global Funding Trust
	961,000	4.250%, 02/26/2010	940,301
		ING USA Global Funding
	1,030,000	4.500%, 10/01/2010	1,015,977
		Met Life Global Funding
	1,115,000	4.625%, 08/19/2010 (Acquired 08/15/2005, Cost $1,109,258) (a)	1,107,418
		New York Life Global Funding
	1,273,000	3.875%, 01/15/2009 (Acquired 01/05/2004, Cost $1,272,427) (a)	1,242,242
		Pacific Life Global Funding
	715,000	3.750%, 01/15/2009 (Acquired 01/08/2004, Cost $713,291) (a)	697,575
		Principal Life Income Funding Trust
	821,000	3.200%, 04/01/2009	784,324
		Protective Life Secured Trust
	760,000	4.000%, 10/07/2009	742,576
			6,530,413
		Media 0.7%
		Cox Communications, Inc.
	1,175,000	4.625%, 01/15/2010	1,148,858
		Echostar DBS Corp.
	605,000	6.375%, 10/01/2011	599,706
		Viacom, Inc.
	535,000	7.700%, 07/30/2010	591,794
			2,340,358
		Metals & Mining 0.1%
		United States Steel Corp.
	408,000	9.750%, 05/15/2010	447,780

		Multi-Utilities & Unregulated Power 2.5%
		American Ref-Fuel Co. LLC
	1,193,826	6.260%, 12/31/2015 (Acquired Multiple Dates, Cost $1,193,826) (a)	1,167,526
		Calpine Corp.
	445,000	8.500%, 07/15/2010 (Acquired Multiple Dates, Cost $321,756) (a)	318,175
	550,000	9.875%, 12/01/2011 (Acquired Multiple Dates, Cost $399,693) (a)	401,500
		Edison Mission Energy Funding
	2,545,293	7.330%, 09/15/2008 (Acquired Multiple Dates, Cost $2,542,107) (a)	2,589,836
		Kern River Funding Corp.
	323,520	4.893%, 04/30/2018 (Acquired 05/09/2005, Cost $320,793) (a)	320,062
		Kiowa Power Partners LLC
	710,883	4.811%, 12/30/2013 (Acquired Multiple Dates, Cost $711,656) (a)	689,990
		Pepco Holdings, Inc.
	680,000	3.750%, 02/15/2006 (e)	678,167
		PNPP II Funding Corp.
	135,653	8.510%, 11/30/2006	136,297
		Sithe/Independence Funding
	1,506,670	8.500%, 06/30/2007	1,532,901
			7,834,454
		Oil & Gas 1.5%
		Devon Energy Corp.
	1,031,000	2.750%, 08/01/2006 (e)	1,013,950
		Duke Energy Field Services LLC
	482,000	5.750%, 11/15/2006	487,467
		El Paso Corp.
	475,000	7.000%, 05/15/2011	473,813
		Energy Transfer Partners LP
	645,000	5.650%, 08/01/2012 (Acquired Multiple Dates, Cost $643,003) (a)	635,157
		Enterprise Products Operating LP
	860,000	4.950%, 06/01/2010	845,234
		Premcor Refining Group Inc.
	765,000	6.750%, 02/01/2011	818,550
	350,000	6.125%, 05/01/2011	365,750
			4,639,921
		Oil & Gas Exploration & Production Companies 0.1%
		Chesapeake Energy Corp.
	335,000	6.875%, 01/15/2016	343,375

		Paper & Forest Products 0.2%
		Abitibi-Consolidated, Inc.
	398,000	8.500%, 08/01/2029 (b)	356,210
	251,000	8.850%, 08/01/2030 (b)	225,900
			582,110
		Real Estate 0.8%
		Liberty Property LP
	720,000	7.750%, 04/15/2009	783,860
		The Rouse Co.
	785,000	3.625%, 03/15/2009	733,774
		Simon Property Group LP
	927,000	4.875%, 08/15/2010	922,858
			2,440,492
		Refuse Systems 0.1%
		Allied Waste Industries
	480,000	7.400%, 09/15/2035	421,200

		Road & Rail 0.3%
		Hertz Corp.
	405,000	7.400%, 03/01/2011	392,456
		Progress Rail Services Corp.
	510,000	7.750%, 04/01/2012 (Acquired 03/17/2005, Cost $510,000) (a)	519,562
			912,018
		Special Purpose Entity 2.3%
		Dow Jones North American High Yield Commodity Index
	7,345,800	8.250%, 06/29/2010 (Acquired Multiple Dates, Cost $7,344,630) (a)	7,299,889

		Wireless Telecommunication Services 0.5%
		New Cingular Wireless Services Inc.
	762,000	7.875%, 03/01/2011	867,535
		Nextel Communications
	605,000	5.950%, 03/15/2014	619,318
			1,486,853
		Total Corporate Bonds	76,069,464
		(Cost $77,027,191)

		ASSET BACKED SECURITIES 6.5%
		Capital One Prime Auto Receivables Trust
	1,880,000	2005-1, 3.954%, 09/15/2006 (e)	1,879,105
	895,000	2004-2, 3.060%, 03/17/2008 (e)	887,521
		Carmax Auto Owner Trust
	740,000	2005-2, 3.803%, 09/15/2006 (e)	739,423
		Chase Credit Card Master Trust
	2,385,000	2001-6, 3.898%, 03/16/2009 (c)(e)	2,388,248
		CIT Equipment Collateral
	1,416,619	2005-EF1, 3.852%, 09/20/2006 (e)	1,415,878
		CNH Equipment Trust
	1,685,000	2005-B, 3.908%, 10/06/2006 (e)	1,684,831
		Conseco Finance Securitizations Corp.
	9,519	2001-4, 5.150%, 09/01/2033	9,519
		Household Credit Card Master Note Trust I
	3,715,000	2002-1, 3.898%, 07/15/2008 (c)(e)	3,714,949
		Mego Mortgage Home Loan Trust
	7,245	1996-2, 7.275%, 08/25/2017	7,226
		Mid-State Trust
	868,069	11, 4.864%, 07/15/2038	829,355
		Nissan Auto Receivables Owner Trust
	1,120,000	2005-C, 3.861%, 09/15/2006 (e)	1,118,956
		NYC Mortgage Loan Trust
	627,000	1996, 6.750%, 09/25/2019	659,472
		SLM Student Loan Trust
	980,706	2005-3, 3.620%, 04/25/2010 (c)(e)	980,114
	348,255	2005-2, 3.630%, 04/25/2010 (c)(e)	348,144
	494,956	2004-7, 3.680%, 10/25/2012 (c)(e)	494,982
	694,098	2004-3, 3.660%, 04/25/2013 (c)(e)	694,371
	831,094	2003-7, 3.900%, 09/15/2013 (c)(e)	831,609
		Wachovia Auto Owner Trust
	485,299	2005-A, 3.340%, 05/22/2006 (e)	484,872
		World Omni Auto Receivables Trust
	1,465,000	2005-B, 3.835%, 08/21/2006 (e)	1,464,250
		Total Asset Backed Securities	20,632,825
		(Cost $20,596,332)

		COLLATERALIZED MORTGAGE OBLIGATION 0.3%
		Commercial Mortgage Pass-Through Certificate
	1,019,000	2004-CNL, 3.791%, 09/15/2014 (Acquired 09/24/2004, Cost $1,019,000) (a)(c)(e)	1,019,795
		Total Collateralized Mortgage Obligation	1,019,795
		(Cost $1,019,000)

		MORTGAGE BACKED SECURITIES 59.9%
		Banc of America Commercial Mortgage Inc.
	2,260,000	Pool # 2005-5, 5.001%, 10/10/2045	2,269,888
		Bear Stearns Commercial Mortgage Securities
	554,678	Pool # 2003-T12, 2.960%, 08/13/2039	534,838
		Capco America Securitization Corp.
	1,108,377	Pool # 1998-D7, 5.860%, 10/15/2030 (e)	1,116,746
		Chase Commercial Mortgage Securities Corp.
	205,778	Pool # 1997-2, 6.600%, 12/19/2029	211,918
		Commercial Mortgage Pass-Through Certificate
	323,693	Pool # 1999-1, 6.145%, 05/15/2032 (e)	324,938
	2,951,718	Pool # 2003-LB1A, 3.251%, 06/10/2038	2,789,499
		Countrywde Home Loans
	676,454	Pool # 2005-HYB3, 4.644%, 06/20/2035 (c)(e)	675,053
		Credit Suisse First Boston Mortgage Securities Corp.
	149,513	Pool # 1998-C2, 5.960%, 11/15/2030 (e)	150,274
	473,697	Pool # 2003-1, 7.000%, 02/25/2033 (e)	478,580
	495,305	Pool # 2003-C3, 2.079%, 05/15/2038	475,972
		FHLMC
	583,177	Pool # 2590, 4.000%, 09/15/2009 (e)	582,827
	369,952	Pool # 2594, 4.000%, 10/15/2009 (e)	369,683
	670,152	Pool # 2808, 4.000%, 09/15/2012 (e)	668,519
	3,191,000	Pool # 2900, 4.500%, 03/15/2014	3,181,356
	2,592,000	Pool # 2693, 3.000%, 03/15/2019 (e)	2,571,164
	1,316,607	Pool # 2802, 4.500%, 02/15/2020 (e)	1,315,731
	1,601,893	Pool # 2640, 2.000%, 04/15/2022	1,555,821
	2,106,125	Pool # 2692, 3.500%, 01/15/2023 (e)	2,086,659
	1,183,526	Pool # 2744, 3.500%, 01/15/2023	1,165,957
	3,712,032	Pool # 2893, 4.000%, 04/15/2025	3,658,153
		FHLMC Gold Pool
	228,069	Pool # M80779, 5.000%, 11/01/2009	229,297
	1,717,675	Pool # M80895, 5.000%, 01/01/2011	1,726,551
	2,332,094	Pool # B14039, 4.000%, 05/01/2014	2,267,574
	2,319,383	Pool # G11672, 5.000%, 03/01/2015	2,319,375
	550,734	Pool #B19614, 5.000%, 07/01/2015	550,519
	2,721,668	Pool #G11745, 5.000%, 07/01/2015	2,720,605
	852,063	Pool #A45788, 6.500%, 05/01/2035	876,178
		FHLMC Remic
	2,164,932	Series 2890, 3.750%, 12/15/2011	2,126,036
	711,983	Series 2707, 4.000%, 07/15/2014	706,230
	1,082,129	Series 2695, 4.500%, 09/15/2015 (e)	1,081,414
	395,789	Series 2508, 4.500%, 03/15/2016	395,179
	1,462,791	Series 2691, 4.000%, 01/15/2018 (e)	1,456,921
	644,000	Series 2905, 4.000%, 10/15/2023	635,496
	1,666,000	Series 2892, 4.000%, 11/15/2023	1,627,998
	1,506,551	Series 2731, 3.500%, 05/15/2026	1,476,866
	670,004	Series 2793, 4.500%, 09/15/2029	659,684
		FHLMC Structured Pass Through Securities
	6,372	Series H015, 1.524%, 12/15/2008 (e)	6,372
		FNMA
	697	Pool # 1991-26, 8.000%, 04/25/2006	701
	351,544	Pool # 2003-16, 4.500%, 11/25/2009 (e)	350,984
	1,276,739	Pool # 2004-101, 5.000%, 02/25/2018	1,278,841
	75,000	Pool # 1994-3, 5.500%, 01/25/2024	76,117
		FNMA Grantor Trust
	2,297,230	Pool # 2005-T2, 3.651%, 11/28/2035 (c)(e)	2,295,061
	1,036,108	Pool # 2004-T2, 7.000%, 11/25/2043	1,082,889
		FNMA Pass-thru
	1,720,685	Pool # 387219, 4.125%, 01/01/2010	1,680,120
		FNMA Pass-thru Intermediate 15 Year
	6,691,408	Pool # 357312, 5.000%, 12/01/2017	6,681,140
	2,930,083	Pool # 254865, 4.500%, 09/01/2018	2,874,316
		FNMA Pass-thru Short 10 Year
	645,234	Pool # 254659, 4.500%, 02/01/2013	637,703
	1,212,942	Pool # 768008, 5.000%, 06/01/2013	1,217,739
	713,913	Pool # 768009, 5.000%, 06/01/2013	716,737
	1,203,749	Pool # 254806, 4.500%, 07/01/2013	1,189,713
	685,000	Pool # 763019, 5.000%, 08/01/2013	687,708
	1,460,113	Pool # 254909, 4.000%, 09/01/2013	1,423,720
	3,837,109	Pool # 255639, 5.000%, 02/01/2015	3,852,284
		FNMA Pool
	779,334	Pool # 254758, 4.500%, 06/01/2013	770,247
	1,099,495	Pool # 386341, 3.810%, 08/01/2013	1,035,914
	75,961	Pool # 433043, 6.500%, 06/01/2028	78,454
	70,921	Pool # 447704, 6.500%, 11/01/2028	73,248
	26,124	Pool # 448235, 6.500%, 11/01/2028	26,981
	86,946	Pool # 448635, 6.500%, 11/01/2028	89,799
	15,117	Pool # 449012, 6.500%, 11/01/2028	15,613
	42,850	Pool # 487778, 6.500%, 03/01/2029	44,244
	1,465,473	Pool # 555203, 7.000%, 09/01/2032	1,531,450
		FNMA Remic
	668,000	Series 2003-88, 3.500%, 04/25/2011	658,839
	1,573,221	Series 2002-83, 5.000%, 11/25/2012 (e)	1,576,848
	4,870,770	Series 2005-35, 4.000%, 08/25/2018	4,742,919
	634,000	Series 2003-58, 3.500%, 10/25/2021	626,379
	1,610,000	Series 2005-21, 4.000%, 04/25/2024	1,583,574
		FNMA TBA
	13,846,000	5.000%, 10/15/2020 (d)	13,807,065
	5,940,000	4.500%, 11/15/2020 (d)	5,811,922
	31,665,000	5.000%, 10/01/2035 (d)	30,992,119
	31,355,000	5.500%, 11/15/2035 (d)	31,296,209
		FNMA Whole Loan
	1,123,511	Pool # 2003-W2, 5.500%, 07/25/2042 (e)	1,123,591
		GMAC Commercial Mortgage Securities Inc.
	232,109	Pool # 1999-C1, 5.830%, 05/15/2033 (e)	232,799
	271,725	Pool # 2000-C2, 7.273%, 08/16/2033	276,132
	2,749,472	Pool # 2003-C1, 3.337%, 05/10/2036	2,608,870
		GNMA Pool
	23,250	Pool # 331001, 8.250%, 07/15/2007	24,010
	24,958	Pool # 36629, 9.500%, 10/15/2009	26,572
		LB Commercial Conduit Mortgage Trust
	4,275,491	Pool # 1998-C1, 6.480%, 02/18/2030	4,393,322
	259,944	Pool # 1998-C4, 5.870%, 10/15/2035 (e)	260,226
		LB-UBS Commercial Mortgage Trust
	771,750	Pool # 2003-C3, 2.599%, 05/15/2027	743,600
	1,970,000	Pool # 2005-C3, 4.553%, 07/15/2030	1,945,419
		Master Asset Securitization Trust
	503,330	Pool # 2003-11, 4.000%, 12/25/2033 (e)	499,942
		Morgan Stanley Capital I
	155,847	Pool # 1999-WF1, 5.910%, 11/15/2031	156,356
	2,140,925	Pool # 2003-IQ4, 3.270%, 05/15/2040	2,020,856
		Nomura Asset Acceptance Corp.
	455,834	Pool # 2004-AP3, 3.840%, 10/25/2034 (c)(e)	456,035
	1,093,791	Pool # 2005-AP3, 3.799%, 08/25/2035 (c)(e)	1,093,832
		Nomura Asset Securities Corp.
	620,333	Pool # 1998-D6, 6.280%, 03/15/2030 (e)	627,366
		Residential Asset Securitization Trust
	590,854	Pool # 2004-R1, 2.750%, 08/25/2033 (e)	585,205
		TIAA Real Estate CDO Ltd.
	626	Pool # 2001-C1A, 5.770%, 06/19/2016 (Acquired Multiple Dates, Cost $640) (a)	626
		Wachovia Bank Commercial Mortgage Trust
	1,077,335	Pool # 2003-C5, 2.986%, 06/15/2035	1,005,959
	1,459,619	Pool # 2003-C9, 3.291%, 12/15/2035	1,416,966
	1,618,093	Pool # 2004-C10, 3.065%, 02/15/2041	1,560,617
		Total Mortgage Backed Securities	188,911,769
		(Cost $190,594,693)

		SHORT TERM INVESTMENTS 6.6%
		U.S. Government Agency Issue (g) 1.5%
	4,900,000	Federal Home Loan Bank Discount Note, 3.002%, 10/03/2005 (e)	4,899,183

		U.S. Treasury Obligation 2.3%
	7,210,000	U.S. Treasury Bill, 0.000%, 02/16/2006 (e)	7,108,429

		Variable Rate Demand Notes (f) 2.8%
	4,921,691	American Family Financial Services Inc., 3.442% , 12/31/2031 (e)	4,921,691
	3,878,173	Wisconsin Corporate Central Credit Union, 3.510%, 12/31/2031 (e)	3,878,173
			8,799,864

		Total Short Term Investments	20,807,476
		(Cost $20,807,476)

		Total Investments 124.1%	391,762,772
		(Cost $394,915,070)

		Liabilities in Excess of Other Assets (24.1)%	(76,175,466)

		TOTAL NET ASSETS 100.0%	$315,587,306

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
The total value of these securites amounted to $22,108,189 (7.0% of net assets) at September 30, 2005.

(b)	Foreign Issued.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.
(g)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

	For certain federal tax information, as well as information regarding securities valuation and other
	significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual
	or annual report.

Frontegra Investment Grade Bond Fund
Schedule of Investments
September 30, 2005 (Unaudited)

	Principal
	Amount		Value
		U.S. TREASURY OBLIGATIONS 22.7%
		U.S. Treasury Bonds 8.7%
	$1,355,000	6.250%, 08/15/2023	$1,620,230
	3,295,000	5.250%, 02/15/2029	3,591,936
	2,710,000	5.375%, 02/15/2031	3,036,046
			8,248,212
		U.S. Treasury Notes 14.0%
	1,895,000	2.375%, 08/15/2006 (e)	1,867,612
	545,000	3.375%, 02/15/2008	535,164
	1,415,000	3.875%, 07/15/2010	1,393,499
	3,125,000	3.875%, 09/15/2010	3,080,809
	6,520,000	4.250%, 08/15/2015	6,479,250
			13,356,334
		Total U.S. Treasury Obligations	21,604,546
		(Cost $21,746,941)

		U.S. GOVERNMENT AGENCY ISSUES (g) 7.6%
	3,325,000	5.500%, 02/15/2006 (e)	3,343,035
	283,000	2.100%, 04/19/2006 (e)	279,733
	380,000	2.650%, 04/28/2006 (e)	376,577
	1,465,000	2.850%, 05/24/2006 (e)	1,451,747
	702,000	2.200%, 07/28/2006 (e)	689,965
	1,085,000	4.375%, 10/15/2015	1,060,899
		Total U.S. Government Agency Issues	7,201,956
		(Cost $7,236,991)

		FOREIGN GOVERNMENT NOTES/BONDS 1.1%
		Aid-Egypt
	435,000	4.450%, 09/15/2015 (b)	428,466
		Aid-Israel
	546,000	5.500%, 09/18/2023 (b)	582,847
		Total Foreign Government Notes/Bonds	1,011,313
		(Cost $1,017,141)

		CORPORATE BONDS 15.7%
		Automobiles 0.2%
		Daimler Chrysler NA Holdings
	215,000	4.875%, 06/15/2010	210,704

		Chemicals 0.5%
		ICI Wilmington Inc.
	457,000	4.375%, 12/01/2008	449,288

		Commercial Banks 0.4%
		Credit Suisse First Boston London
	217,000	7.900%, 05/01/2007 (Acquired 04/17/2002, Cost $221,062) (a)(b)	226,977
		Suntrust Bank
	200,000	4.550%, 05/25/2009	195,334
			422,311
		Consumer Finance 1.5%
		American General Finance Corp.
	385,000	4.875%, 07/15/2012	379,600
		Ford Motor Credit Co.
	105,000	5.700%, 01/15/2010	95,383
		International Lease Finance Corp.
	315,000	4.875%, 09/01/2010	313,458
	215,000	5.000%, 09/15/2012	212,160
		Residential Capital Corp.
	420,000	6.375%, 06/30/2010 (Acquired 06/21/2005, Cost $418,765) (a)	425,493
			1,426,094
		Diversified Telecommunication Services 1.8%
		Bellsouth Corp.
	166,000	4.750%, 11/15/2012	163,748
		British Telecommunications PLC
	299,000	8.375%, 12/15/2010 (b)	346,198
		SBC Communications, Inc.
	355,000	6.250%, 03/15/2011	376,986
		Sprint Capital Corp.
	348,000	8.375%, 03/15/2012	409,540
		Telecom Italia Capital
	315,000	4.875%, 10/01/2010 (b)	311,993
		Telefonos de Mexico, S.A. de C.V.
	157,000	4.500%, 11/19/2008 (b)	154,971
			1,763,436
		Electric Utilities 4.2%
		American Electric Power, Inc.
	165,000	4.709%, 08/16/2007	164,775
		Appalachian Power Co.
	110,000	4.400%, 06/01/2010	107,666
		CenterPoint Energy Resources Corp.
	275,000	7.875%, 04/01/2013	317,237
		Consumers Energy Co.
	291,000	4.400%, 08/15/2009	285,682
	110,000	5.800%, 09/15/2035	108,170
		Entergy Arkansas Inc.
	322,000	5.000%, 07/01/2018	298,240
		Entergy Gulf States Inc.
	117,000	4.875%, 11/01/2011	111,886
		Entergy Mississippi Inc.
	140,000	4.950%, 06/01/2018	127,857
		Exelon Corp.
	415,000	4.450%, 06/15/2010	401,751
		Florida Power Corp.
	255,000	4.500%, 06/01/2010	251,368
		Nisource Finance Corp.
	260,000	5.250%, 09/15/2017	254,133
		Pacific Gas & Electric Co.
	176,000	3.600%, 03/01/2009	169,999
		Public Service Co. of Colorado
	504,000	4.375%, 10/01/2008	499,078
		Public Service Electric & Gas Co.
	311,000	4.000%, 11/01/2008	304,839
		Southern California Edison Co.
	235,000	3.870%, 01/13/2006 (c)	235,150
	165,000	5.350%, 07/15/2035	160,227
		Westar Energy, Inc.
	220,000	5.100%, 07/15/2020	213,800
			4,011,858
		Gas Utilities 0.3%
		Atmos Energy Corp.
	253,000	4.000%, 10/15/2009	244,013

		Insurance 2.1%
		Allstate Life Global Funding Trust
	289,000	4.250%, 02/26/2010	282,775
		ING USA Global Funding
	310,000	4.500%, 10/01/2010	305,779
		Met Life Global Funding
	335,000	4.625%, 08/19/2010 (Acquired 08/15/2005, Cost $333,275) (a)	332,722
		New York Life Global Funding
	351,000	3.875%, 01/15/2009 (Acquired 01/05/2004, Cost $350,842) (a)	342,519
		Pacific Life Global Funding
	209,000	3.750%, 01/15/2009 (Acquired 01/08/2004, Cost $208,500) (a)	203,907
		Principal Life Income Funding Trust
	294,000	3.200%, 04/01/2009	280,867
		Protective Life Secured Trust
	289,000	4.000%, 10/07/2009	282,374
			2,030,943
		Media 0.7%
		Cox Communications, Inc.
	357,000	4.625%, 01/15/2010	349,057
		Viacom, Inc.
	270,000	7.700%, 07/30/2010	298,663
			647,720
		Multi-Utilities & Unregulated Power 1.8%
		American Ref-Fuel Co. LLC
	357,382	6.260%, 12/31/2015 (Acquired Multiple Dates, Cost $357,382) (a)	349,508
		Dominion Resources Inc.
	557,000	3.660%, 11/15/2006	551,144
		Duke Energy Corp.
	258,000	3.750%, 03/05/2008	252,863
		Kern River Funding Corp.
	98,853	4.893%, 04/30/2018 (Acquired 05/09/2005, Cost $98,020) (a)	97,797
		Kiowa Power Partners LLC
	466,848	4.811%, 12/30/2013 (Acquired 11/22/2004, Cost $468,732) (a)	453,128
			1,704,440
		Oil & Gas 0.6%
		Devon Energy Corp.
	327,000	2.750%, 08/01/2006 (e)	321,592
		Premcor Refining Group Inc.
	285,000	6.125%, 05/01/2011	297,825
			619,417
		Real Estate 0.8%
		ERP Operating LP
	246,000	4.750%, 06/15/2009	244,047
		Liberty Property LP
	169,000	7.750%, 04/15/2009	183,990
		Simon Property Group LP
	299,000	4.875%, 08/15/2010	297,664
			725,701
		Transportation 0.5%
		Burlington North Santa Fe
	450,249	6.230%, 07/02/2018	477,993

		Wireless Telecommunication Services 0.3%
		New Cingular Wireless Services Inc.
	211,000	7.875%, 03/01/2011	240,223
		Total Corporate Bonds	14,974,141
		(Cost $15,211,363)

		ASSET BACKED SECURITIES 8.7%
		Burlington North Santa Fe
	62,759	1996-B, 6.960%, 03/22/2009	65,477
	536,437	2004-1, 4.575%, 01/15/2021	524,058
		California Infrastructure PG&E-1
	285,752	1997-1, 6.420%, 09/25/2008 (e)	289,094
		Capital One Prime Auto Receivables Trust
	570,000	2005-1, 3.954%, 09/15/2006 (e)	569,729
	270,000	2004-2, 3.060%, 03/17/2008 (e)	267,744
		Carmax Auto Owner Trust
	225,000	2005-2, 3.803%, 09/15/2006 (e)	224,824
		Chase Credit Card Master Trust
	725,000	2001-6, 3.898%, 03/16/2009 (c)(e)	725,987
		CIT Equipment Collateral
	430,652	2005-EF1, 3.852%, 09/20/2006 (e)	430,427
		CNH Equipment Trust
	510,000	2005-B, 3.908%, 10/06/2006 (e)	509,949
		Conseco Finance Securitizations Corp.
	1,084	2001-4, 5.150%, 09/01/2033	1,084
		Household Credit Card Master Note Trust I
	1,130,000	2002-1, 3.898%, 07/15/2008 (c)(e)	1,129,984
		Keystone Owner Trust
	124,726	1998-P1, 7.530%, 05/25/2025	125,665
		Mid-State Trust
	292,061	11, 4.864%, 07/15/2038	279,036
		Nissan Auto Receivables Owner Trust
	340,000	2005-C, 3.861%, 09/15/2006 (e)	339,683
		NYC Mortgage Loan Trust
	188,000	1996, 6.750%, 09/25/2019	197,737
		Oakwood Mortgage Investors Inc.
	302,093	1995-A, 7.700%, 09/15/2020	305,386
	16,300	1996-A, 6.600%, 05/15/2021	16,348
		PF Export Receivables Master Trust
	413,595	2003-B, 3.748%, 06/01/2013 (Acquired Multiple Dates, Cost $413,938) (a)	391,104
		SLM Student Loan Trust
	297,318	2005-3, 3.620%, 04/25/2010 (c)(e)	297,139
	105,178	2005-2, 3.630%, 04/25/2010 (c)(e)	105,144
	148,925	2004-7, 3.680%, 10/25/2012 (c)(e)	148,933
	211,615	2004-3, 3.660%, 04/25/2013 (c)(e)	211,698
	249,622	2003-7, 3.900%, 09/15/2013 (c)(e)	249,777
		Union Pacific Corp.
	330,434	2004-1, 5.404%, 07/02/2025	338,404
		Wachovia Auto Owner Trust
	146,175	2005-A, 3.340%, 05/22/2006 (e)	146,046
		World Omni Auto Receivables Trust
	445,000	2005-B, 3.835%, 08/21/2006 (e)	444,772
		Total Asset Backed Securities	8,335,229
		(Cost $8,416,861)

		COLLATERALIZED MORTGAGE OBLIGATION 0.3%
		Commercial Mortgage Pass-Through Certificate
	303,000	2004-CNL, 3.791%, 09/15/2014 (Acquired 09/24/2004, Cost $303,000) (a)(c)(e)	303,236
		Total Collateralized Mortgage Obligation	303,236
		(Cost $303,000)

		MORTGAGE BACKED SECURITIES 63.7%
		Banc of America Commercial Mortgage Inc.
	680,000	Pool # 2005-5, 5.001%, 10/10/2045	682,975
		Bear Stearns Commercial Mortgage Securities
	175,205	Pool # 2003-T12, 2.960%, 08/13/2039	168,938
		Capco America Securitization Corp.
	194,102	Pool # 1998-D7, 5.860%, 10/15/2030 (e)	195,567
		Commercial Mortgage Pass-Through Certificate
	108,037	Pool # 1999-1, 6.145%, 05/15/2032 (e)	108,452
	958,776	Pool # 2003-LB1A, 3.251%, 06/10/2038	906,084
		Countrywde Home Loans
	206,026	Pool # 2005-HYB3, 4.644%, 06/20/2035 (c)(e)	205,600
		Credit Suisse First Boston Mortgage Securities Corp.
	83,675	Pool # 1998-C2, 5.960%, 11/15/2030 (e)	84,102
	156,423	Pool # 2003-1, 7.000%, 02/25/2033 (e)	158,035
	145,836	Pool # 2003-C3, 2.079%, 05/15/2038	140,144
		FHLMC
	48,389	Pool # 25, 6.500%, 12/25/2008 (e)	49,198
	202,138	Pool # 2590, 4.000%, 09/15/2009 (e)	202,017
	128,050	Pool # 2594, 4.000%, 10/15/2009 (e)	127,956
	207,003	Pool # 2808, 4.000%, 09/15/2012 (e)	206,498
	533,729	Pool # 2775, 3.000%, 11/15/2013	519,238
	947,000	Pool # 2900, 4.500%, 03/15/2014	944,138
	766,000	Pool # 2693, 3.000%, 03/15/2019 (e)	759,842
	396,058	Pool # 2802, 4.500%, 02/15/2020 (e)	395,794
	478,012	Pool # 2640, 2.000%, 04/15/2022	464,264
	622,461	Pool # 2692, 3.500%, 01/15/2023 (e)	616,708
	341,925	Pool # 2744, 3.500%, 01/15/2023	336,849
	1,068,372	Pool # 2893, 4.000%, 04/15/2025	1,052,864
		FHLMC Gold Pool
	491,777	Pool # M80895, 5.000%, 01/01/2011	494,319
	702,936	Pool # B14039, 4.000%, 05/01/2014	683,489
	828,526	Pool # B18639, 4.000%, 01/01/2015	796,140
	614,084	Pool # G11672, 5.000%, 03/01/2015	614,082
	167,187	Pool #B19614, 5.000%, 07/01/2015	167,122
	797,647	Pool #G11745, 5.000%, 07/01/2015	797,335
	254,207	Pool #A45788, 6.500%, 05/01/2035	261,401
		FHLMC Remic
	629,987	Series 2890, 3.750%, 12/15/2011	618,668
	200,388	Series 2707, 4.000%, 07/15/2014	198,768
	328,255	Series 2695, 4.500%, 09/15/2015 (e)	328,038
	119,702	Series 2508, 4.500%, 03/15/2016	119,518
	423,997	Series 2691, 4.000%, 01/15/2018 (e)	422,296
	452,064	Series 2827, 5.000%, 01/15/2021 (e)	453,697
	172,000	Series 2905, 4.000%, 10/15/2023	169,729
	480,000	Series 2892, 4.000%, 11/15/2023	469,051
	450,070	Series 2731, 3.500%, 05/15/2026	441,202
	195,233	Series 2793, 4.500%, 09/15/2029	192,226
		FHLMC Structured Pass Through Securities
	1,618	Series H015, 1.524%, 12/15/2008 (e)	1,618
		First Union Commercial Mortgage Trust
	26,815	Pool # 1999-C1, 5.730%, 10/15/2035	26,776
		FNMA
	118,396	Pool # 2003-16, 4.500%, 11/25/2009 (e)	118,208
	379,007	Pool # 2004-101, 5.000%, 02/25/2018	379,631
	392,127	Pool # 2004-64, 5.000%, 03/25/2034	392,422
		FNMA Grantor Trust
	624,302	Pool # 2005-T2, 3.651%, 11/28/2035 (c)(e)	623,713
	333,480	Pool # 2004-T2, 7.000%, 11/25/2043	348,537
		FNMA Pass-thru
	540,250	Pool # 387219, 4.125%, 01/01/2010	527,513
		FNMA Pass-thru Intermediate 15 Year
	1,944,784	Pool # 357312, 5.000%, 12/01/2017	1,941,800
	847,389	Pool # 254865, 4.500%, 09/01/2018	831,261
		FNMA Pass-thru Short 10 Year
	170,489	Pool # 254659, 4.500%, 02/01/2013	168,499
	370,621	Pool # 768008, 5.000%, 06/01/2013	372,087
	217,994	Pool # 768009, 5.000%, 06/01/2013	218,856
	350,515	Pool # 254806, 4.500%, 07/01/2013	346,427
	207,516	Pool # 763019, 5.000%, 08/01/2013	208,337
	442,246	Pool # 254909, 4.000%, 09/01/2013	431,223
	1,026,832	Pool # 255639, 5.000%, 02/01/2015	1,030,893
		FNMA Pool
	1,419,000	Pool # 385537, 4.745%, 11/01/2012	1,394,034
	227,731	Pool # 254758, 4.500%, 06/01/2013	225,076
	344,604	Pool # 386341, 3.810%, 08/01/2013	324,676
	511,322	Pool # 555203, 7.000%, 09/01/2032	534,342
		FNMA Remic
	198,000	Series 2003-88, 3.500%, 04/25/2011	195,285
	476,156	Series 2002-83, 5.000%, 11/25/2012 (e)	477,254
	1,423,277	Series 2005-35, 4.000%, 08/25/2018	1,385,918
	176,000	Series 2003-58, 3.500%, 10/25/2021	173,884
	495,000	Series 2005-21, 4.000%, 04/25/2024	486,875
		FNMA TBA
	4,749,000	5.000%, 10/15/2020 (d)	4,735,646
	1,905,000	4.500%, 11/15/2020 (d)	1,863,924
	9,635,000	5.000%, 10/01/2035 (d)	9,430,256
	9,420,000	5.500%, 11/15/2035 (d)	9,402,338
		FNMA Whole Loan
	327,997	Pool # 2003-W2, 5.500%, 07/25/2042 (e)	328,020
		GMAC Commercial Mortgage Securities Inc.
	74,777	Pool # 1999-C1, 5.830%, 05/15/2033 (e)	75,000
	837,833	Pool # 2003-C1, 3.337%, 05/10/2036	794,988
		LB Commercial Conduit Mortgage Trust
	1,245,384	Pool # 1998-C1, 6.480%, 02/18/2030	1,279,706
	78,145	Pool # 1998-C4, 5.870%, 10/15/2035 (e)	78,230
		LB-UBS Commercial Mortgage Trust
	250,686	Pool # 2003-C3, 2.599%, 05/15/2027	241,543
	595,000	Pool # 2005-C3, 4.553%, 07/15/2030	587,576
		Master Asset Securitization Trust
	150,208	Pool # 2003-11, 4.000%, 12/25/2033 (e)	149,197
		Morgan Stanley Capital I
	39,555	Pool # 1999-WF1, 5.910%, 11/15/2031	39,685
	693,354	Pool # 2003-IQ4, 3.270%, 05/15/2040	654,469
		Nomura Asset Acceptance Corp.
	138,526	Pool # 2004-AP3, 3.840%, 10/25/2034 (c)(e)	138,587
	330,108	Pool # 2005-AP3, 3.799%, 08/25/2035 (c)(e)	330,120
		Nomura Asset Securities Corp.
	94,015	Pool # 1998-D6, 6.280%, 03/15/2030 (e)	95,081
		Residential Asset Securitization Trust
	178,898	Pool # 2004-R1, 2.750%, 08/25/2033 (e)	177,187
		TIAA Real Estate CDO Ltd.
	29	Pool # 2001-C1A, 5.770%, 06/19/2016 (Acquired 11/15/2001, Cost $29) (a)	29
		Wachovia Bank Commercial Mortgage Trust
	109,038	Pool # 2002-C1, 4.539%, 04/15/2034 (e)	108,873
	486,104	Pool # 2003-C5, 2.986%, 06/15/2035	453,898
	472,812	Pool # 2003-C9, 3.291%, 12/15/2035	458,995
	525,094	Pool # 2004-C10, 3.065%, 02/15/2041	506,442
		Total Mortgage Backed Securities	60,647,279
		(Cost $61,197,353)

		SHORT TERM INVESTMENTS 5.1%
		U.S. Government Agency Issue (g) 1.3%
	1,200,000	Federal Home Loan Bank Discount Note, 3.002%, 10/03/2005 (e)	1,199,800

		U.S. Treasury Obligation 2.2%
	2,180,000	U.S. Treasury Bill, 0.000%, 02/16/2006 (e)	2,149,289

		Variable Rate Demand Notes (f) 1.6%
	1,198,309	American Family Financial Services Inc., 3.442% , 12/31/2031 (e)	1,198,309
	340,918	Wisconsin Corporate Central Credit Union, 3.510%, 12/31/2031 (e)	340,918
			1,539,227

		Total Short Term Investments	4,888,316
		(Cost $4,888,316)

		Total Investments 124.9%	118,966,016
		(Cost $120,017,966)

		Liabilities in Excess of Other Assets (24.9)%	(23,690,216)

		TOTAL NET ASSETS 100.0%	$95,275,800

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $3,126,420 (3.3% of net assets) at September 30, 2005.
(b)	Foreign Issued.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.
(g)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.

	For certain federal tax information, as well as information regarding securities valuation and other
	significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual
	or annual report.

Frontegra IronBridge Small Cap Fund
Schedule of Investments
September 30, 2005 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 96.7%
		Aerospace & Defense 2.7%
	113,480	Cubic Corp.	$1,942,778
	163,185	Mercury Computer Systems, Inc. (a)	4,283,606
	321,044	Orbital Sciences Corp. (a)	4,013,050
			10,239,434
		Biotechnology 3.5%
	110,954	Cepheid, Inc. (a)	819,950
	49,440	Digene Corp. (a)	1,409,040
	234,228	Exelixis, Inc. (a)	1,796,529
	181,295	LifeCell Corp. (a)	3,921,411
	250,587	Maxygen Inc. (a)	2,077,366
	53,830	Techne Corp. (a)	3,067,233
			13,091,529
		Building Products 2.1%
	171,701	Apogee Enterprises, Inc.	2,936,087
	76,283	Lennox International Inc.	2,090,917
	50,735	Universal Forest Products, Inc.	2,908,130
			7,935,134
		Capital Markets 2.5%
	80,194	A.G. Edwards, Inc.	3,513,299
	137,461	Jefferies Group, Inc.	5,986,427
			9,499,726
		Chemicals 5.7%
	169,323	Agrium, Inc. (b)	3,720,026
	48,380	FMC Corp. (a)	2,768,304
	74,935	Headwaters Inc. (a)	2,802,569
	106,115	Lubrizol Corp.	4,597,963
	123,348	Methanex Corp. (b)	1,834,185
	217,516	Symyx Technologies, Inc. (a)	5,681,518
			21,404,565
		Commercial Banks 7.5%
	66,525	BOK Financial Corp.	3,204,509
	110,258	Cathay General Bancorp	3,909,749
	117,698	Community Bank System, Inc.	2,659,975
	149,350	First Bancorp Puerto Rico (b)	2,527,002
	121,285	First Midwest Bancorp, Inc.	4,516,653
	117,207	Pacific Capital Bancorp	3,901,821
	109,891	Texas Regional Bancshares, Inc. - Class A	3,163,762
	112,480	United Bankshares, Inc.	3,931,176
			27,814,647
		Commercial Services & Supplies 2.6%
	99,390	Duratek Inc. (a)	1,816,849
	52,435	HNI Corp.	3,157,636
	108,749	John H. Harland Co.	4,828,456
			9,802,941
		Communications Equipment 2.1%
	259,170	Arris Group Inc. (a)	3,073,756
	99,589	Tekelec (a)	2,086,390
	109,500	ViaSat, Inc. (a)	2,808,675
			7,968,821
		Computers & Peripherals 1.0%
	59,215	Komag, Inc. (a)	1,892,511
	105,536	Synaptics Inc. (a)	1,984,077
			3,876,588
		Construction Materials 0.5%
	31,921	Texas Industries, Inc.	1,736,502

		Consumer Finance 0.8%
	65,445	CompuCredit Corp. (a)	2,907,067

		Containers & Packaging 0.8%
	144,064	Longview Fibre Co.	2,807,807

		Distributors 0.5%
	160,170	Source Interlink Companies, Inc. (a)	1,771,480

		Electric Utilities 1.0%
	86,832	Black Hills Corp.	3,765,904

		Electrical Equipment 1.7%
	343,826	American Superconductor Corp. (a)	3,558,599
	81,995	Thomas & Betts Corp. (a)	2,821,448
			6,380,047
		Electronic Equipment & Instruments 5.8%
	334,299	Aeroflex Inc. (a)	3,129,039
	39,774	Itron, Inc. (a)	1,816,081
	475,771	Kemet Corp. (a)	3,986,961
	139,966	Newport Corp. (a)	1,949,726
	104,176	OSI Systems, Inc. (a)	1,645,981
	100,978	Rofin-Sinar Technologies, Inc. (a)	3,836,154
	162,153	Trimble Navigation Ltd. (a)	5,462,935
			21,826,877
		Energy Equipment & Services 2.8%
	89,751	Oceaneering International, Inc. (a)	4,793,601
	97,705	TETRA Technologies, Inc. (a)	3,050,350
	44,865	Unit Corp. (a)	2,480,137
			10,324,088
		Food & Staples Retailing 1.0%
	135,464	BJ's Wholesale Club, Inc. (a)	3,765,899

		Food Products 1.0%
	124,582	Peet's Coffee & Tea Inc. (a)	3,814,701

		Health Care Equipment & Supplies 6.4%
	185,781	American Medical Systems Holdings, Inc. (a)	3,743,487
	59,109	Analogic Corp.	2,979,685
	25,918	Intuitive Surgical, Inc. (a)	1,899,530
	62,320	Kensey Nash Corp. (a)	1,910,731
	59,070	Millipore Corp. (a)	3,714,912
	91,894	Respironics, Inc. (a)	3,876,089
	209,818	Thoratec Corp. (a)	3,726,368
	56,574	Varian Inc. (a)	1,941,620
			23,792,422
		Health Care Providers & Services 3.2%
	51,151	Cerner Corp. (a)	4,446,556
	221,072	CryoLife, Inc. (a)	1,536,450
	90,025	Owens & Minor, Inc.	2,642,234
	122,550	Ventiv Health, Inc. (a)	3,212,036
			11,837,276
		Hotels, Restaurants & Leisure 0.9%
	96,835	California Pizza Kitchen, Inc. (a)	2,831,455
	29,019	Mikohn Gaming Corp. (a)	385,663
			3,217,118
		Industrial Conglomerates 0.8%
	102,397	Raven Industries, Inc.	2,995,112

		Insurance 2.7%
	49,867	AmerUs Group Co.	2,860,870
	66,653	Stewart Information Services Corp.	3,412,634
	52,701	The Midland Co.	1,898,817
	55,241	UICI	1,988,676
			10,160,997
		Internet Software & Services 1.3%
	107,722	aQuantive, Inc. (a)	2,168,444
	65,007	Audible, Inc. (a)	798,936
	107,175	Openwave Systems Inc. (a)	1,927,006
			4,894,386
		IT Services 0.5%
	29,600	CACI International Inc. - Class A (a)	1,793,760

		Leisure Equipment & Products 3.6%
	160,040	Callaway Golf Co.	2,415,004
	332,485	Leapfrog Enterprises, Inc. (a)	4,910,803
	359,086	Oakley, Inc.	6,226,551
			13,552,358
		Machinery 3.1%
	94,498	IDEX Corp.	4,020,890
	107,517	JLG Industries, Inc.	3,934,047
	49,473	Lincoln Electric Holdings, Inc.	1,949,236
	62,025	Valmont Industries, Inc.	1,821,054
			11,725,227
		Marine 0.7%
	50,902	Alexander & Baldwin, Inc.	2,710,023

		Media 1.6%
	301,344	Imax Corp. (a)(b)	3,143,018
	47,483	Media General, Inc.	2,754,489
			5,897,507
		Metals & Mining 1.0%
	31,921	Chaparral Steel Co. (a)	805,047
	88,305	Commercial Metals Co.	2,979,411
			3,784,458
		Multi-Utilities & Unregulated Power 2.8%
	235,408	Avista Corp.	4,566,915
	133,288	Energen Corp.	5,766,039
			10,332,954
		Oil & Gas 4.5%
	78,482	Cabot Oil & Gas Corp.	3,964,126
	192,576	OMI Corp.	3,441,333
	79,490	Southwestern Energy Co. (a)	5,834,566
	80,155	Swift Energy Co. (a)	3,667,091
			16,907,116
		Paper & Forest Products 0.8%
	238,957	Wausau-Mosinee Paper Corp.	2,989,352

		Pharmaceuticals 0.6%
	158,842	Perrigo Co.	2,273,029

		Real Estate 2.8%
	215,858	Corporate Office Properties Trust	7,544,237
	61,252	Mid-America Apartment Communities, Inc.	2,848,831
			10,393,068
		Road & Rail 1.0%
	150,090	Knight Transportation, Inc.	3,656,192

		Semiconductor & Semiconductor Equipment 3.0%
	92,667	Actel Corp. (a)	1,339,965
	118,769	Cohu, Inc.	2,808,887
	87,221	Cypress Semiconductor Corp. (a)	1,312,676
	132,036	Varian Semiconductor Equipment Associates, Inc. (a)	5,594,365
			11,055,893
		Software 2.1%
	39,352	JAMDAT Mobile Inc. (a)	826,392
	92,410	Macrovision Corp. (a)	1,765,031
	114,145	MapInfo Corp. (a)	1,398,276
	24,170	MICROS Systems, Inc. (a)	1,057,438
	122,238	THQ Inc. (a)	2,606,114
			7,653,251
		Specialty Retail 3.2%
	64,410	Cost Plus, Inc. (a)	1,169,042
	130,699	Men's Wearhouse, Inc. (a)	3,489,663
	145,425	Pacific Sunwear Of California, Inc. (a)	3,117,912
	119,839	Payless Shoesource, Inc. (a)	2,085,199
	74,013	Stage Stores, Inc.	1,988,729
			11,850,545
		Textiles, Apparel & Luxury Goods 3.3%
	117,369	Deckers Outdoor Corp. (a)	2,823,898
	86,840	Oxford Industries, Inc.	3,918,221
	149,665	Russell Corp.	2,101,297
	172,385	Wolverine World Wide, Inc.	3,628,704
			12,472,120
		Thrifts & Mortgage Finance 1.2%
	152,619	Commercial Capital Bancorp, Inc.	2,594,523
	147,033	Doral Financial Corp. (b)	1,921,721
			4,516,244

		Total Common Stocks	361,194,165
		(Cost $306,009,318)

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS 4.5%
		U.S. Government Agency Issue (d) 2.5%
	$9,500,000	Federal Home Loan Bank Discount Note, 3.002%, 10/03/2005	9,498,417

		Variable Rate Demand Notes (c) 2.0%
	6,667,366	American Family Financial Services Inc., 3.442% , 12/31/2031	6,667,366
	808,254	Wisconsin Corporate Central Credit Union, 3.510%, 12/31/2031	808,254
			7,475,620

		Total Short Term Investments	16,974,037
		(Cost $16,974,037)

		Total Investments 101.2%	378,168,202
		(Cost $322,983,355)

		Liabilities in Excess of Other Assets (1.2)%	(4,545,630)

		TOTAL NET ASSETS 100.0%	$373,622,572

(a)	Non Income Producing.
(b)	Foreign Issued.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.

	For certain federal tax information, as well as information regarding securities valuation and other
	significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual
	or annual report.

Frontegra IronBridge SMID Fund
Schedule of Investments
September 30, 2005 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 96.1%
		Aerospace & Defense 2.4%
	17,610	Cubic Corp.	$301,483
	6,840	L-3 Communications Holdings, Inc.	540,839
	21,334	Mercury Computer Systems, Inc. (a)	560,018
			1,402,340
		Biotechnology 2.0%
	7,200	Celgene Corp. (a)	391,104
	11,090	Charles River Laboratories International, Inc. (a)	483,746
	27,600	Millennium Pharmaceuticals, Inc. (a)	257,508
			1,132,358
		Capital Markets 2.5%
	9,550	Affiliated Managers Group, Inc. (a)	691,611
	17,500	Jefferies Group, Inc.	762,125
			1,453,736
		Chemicals 5.3%
	27,413	Agrium, Inc. (b)	602,264
	12,200	Headwaters Inc. (a)	456,280
	17,209	Lubrizol Corp.	745,666
	23,204	Methanex Corp.	345,044
	35,054	Symyx Technologies, Inc. (a)	915,610
			3,064,864
		Commercial Banks 7.7%
	21,090	AmSouth Bancorporation	532,734
	12,600	Compass Bancshares, Inc.	577,458
	20,962	First Bancorp Puerto Rico (b)	354,677
	6,440	First Horizon National Corp.	234,094
	10,830	Marshall & Ilsley Corp.	471,213
	10,100	North Fork Bancorporation, Inc.	257,550
	26,220	Synovus Financial Corp.	726,818
	18,537	TD Banknorth, Inc.	558,705
	6,200	UnionBanCal Corp.	432,264
	7,600	Wilmington Trust Corp.	277,020
			4,422,533
		Commercial Services & Supplies 2.3%
	22,881	Education Management Corp. (a)	737,683
	40,896	The ServiceMaster Co.	553,732
			1,291,415
		Communications Equipment 4.8%
	36,521	Arris Group Inc. (a)	433,139
	14,240	Harris Corp.	595,232
	79,810	Tellabs, Inc. (a)	839,601
	34,079	ViaSat, Inc. (a)	874,127
			2,742,099
		Computers & Peripherals 1.7%
	7,120	SanDisk Corp. (a)	343,540
	18,160	Seagate Technology (a)	287,836
	16,888	Synaptics Inc. (a)	317,494
			948,870
		Containers & Packaging 0.7%
	8,410	AptarGroup, Inc.	418,902

		Distributors 0.7%
	9,990	Genuine Parts Co.	428,571

		Electric Utilities 4.2%
	18,198	Allegheny Energy, Inc. (a)	559,043
	16,890	Black Hills Corp.	732,519
	15,500	DPL Inc.	430,900
	38,580	Duquesne Light Holdings Inc.	663,962
			2,386,424
		Electrical Equipment 3.5%
	33,945	American Power Conversion Corp.	879,175
	40,000	American Superconductor Corp. (a)	414,000
	43,007	General Cable Corp. (a)	722,518
			2,015,693
		Electronic Equipment & Instruments 1.5%
	16,110	Newport Corp. (a)	224,412
	18,950	Trimble Navigation Ltd. (a)	638,426
			862,838
		Energy Equipment & Services 1.8%
	8,700	Precision Drilling Corp. (a)(b)	428,040
	21,643	Pride International, Inc. (a)	617,042
			1,045,082
		Food & Staples Retailing 0.7%
	14,017	BJ's Wholesale Club, Inc. (a)	389,673

		Food Products 1.5%
	8,700	Hormel Foods Corp.	287,013
	11,800	The J.M. Smucker Co.	572,772
			859,785
		Health Care Equipment & Supplies 5.4%
	10,610	Becton, Dickinson & Co.	556,282
	3,484	Intuitive Surgical, Inc. (a)	255,342
	10,860	Millipore Corp. (a)	682,986
	21,711	PerkinElmer, Inc.	442,253
	12,200	Respironics, Inc. (a)	514,596
	20,210	Thermo Electron Corp. (a)	624,489
			3,075,948
		Health Care Providers & Services 4.6%
	6,660	Cerner Corp. (a)	578,954
	11,761	Covance Inc. (a)	564,410
	12,960	LifePoint Hospitals, Inc. (a)	566,741
	10,300	McKesson Corp.	488,735
	14,317	Owens & Minor, Inc.	420,204
			2,619,044
		Hotels, Restaurants & Leisure 0.5%
	9,270	Darden Restaurants, Inc.	281,530

		Household Durables 1.8%
	7,255	Harman International Industries, Inc.	741,969
	3,270	The Black & Decker Corp.	268,434
			1,010,403
		Insurance 2.3%
	7,150	Fidelity National Financial, Inc.	318,318
	14,100	Jefferson-Pilot Corp.	721,497
	5,743	Stewart Information Services Corp.	294,042
			1,333,857
		Internet Software & Services 1.9%
	40,940	Openwave Systems Inc. (a)	736,101
	15,402	VeriSign, Inc. (a)	329,141
			1,065,242
		IT Services 1.2%
	26,175	Hewitt Associates, Inc. (a)	714,054

		Leisure Equipment & Products 3.0%
	51,645	Leapfrog Enterprises, Inc. (a)	762,797
	55,837	Oakley, Inc.	968,213
			1,731,010
		Machinery 2.3%
	6,450	ITT Industries, Inc.	732,720
	13,630	Oshkosh Truck Corp.	588,271
			1,320,991
		Marine 0.8%
	8,277	Alexander & Baldwin, Inc.	440,667

		Media 1.8%
	6,530	Getty Images, Inc. (a)	561,841
	8,516	Media General, Inc.	494,013
			1,055,854
		Metals & Mining 1.8%
	9,920	Inco Ltd. (b)	469,712
	10,900	Massey Energy Co.	556,663
			1,026,375
		Multi-Utilities & Unregulated Power 1.9%
	18,100	Energen Corp.	783,006
	8,440	National Fuel Gas Co.	288,648
			1,071,654
		Oil & Gas 3.9%
	12,210	Cabot Oil & Gas Corp.	616,727
	20,500	Chesapeake Energy Corp.	784,125
	19,890	Teekay Shipping Corp. (b)	856,265
			2,257,117
		Paper & Forest Products 2.2%
	16,655	Georgia-Pacific Corp.	567,269
	12,432	Rayonier Inc.	716,332
			1,283,601
		Personal Products 0.5%
	6,500	Alberto-Culver Co.	290,875

		Pharmaceuticals 1.3%
	10,560	Barr Pharmaceuticals Inc. (a)	579,955
	13,030	Perrigo Co.	186,459
			766,414
		Real Estate 5.2%
	20,600	Corporate Office Properties Trust	719,970
	21,660	Kimco Realty Corp.	680,557
	19,830	ProLogis	878,667
	11,500	The St. Joe Co.	718,175
			2,997,369
		Road & Rail 1.4%
	20,395	Norfolk Southern Corp.	827,221

		Semiconductor & Semiconductor Equipment 2.8%
	40,030	Advanced Micro Devices, Inc. (a)	1,008,756
	14,607	Varian Semiconductor Equipment Associates, Inc. (a)	618,899
			1,627,655
		Software 1.9%
	43,885	Cadence Design Systems, Inc. (a)	709,182
	19,600	Macrovision Corp. (a)	374,360
			1,083,542
		Specialty Retail 3.3%
	25,605	Men's Wearhouse, Inc. (a)	683,654
	18,310	Pacific Sunwear Of California, Inc. (a)	392,566
	22,110	Payless ShoeSource, Inc. (a)	384,714
	10,946	Tiffany & Co.	435,322
			1,896,256
		Water Utilities 1.0%
	15,149	Aqua America Inc.	575,965

		Total Common Stocks	55,217,827
		(Cost $50,973,126)

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS 5.1%
		U.S. Government Agency Issue (d) 3.5%
	$2,000,000	Federal Home Loan Bank Discount Note, 3.002%, 10/03/2005	1,999,667

		Variable Rate Demand Notes (c) 1.6%
	424,299	American Family Financial Services Inc., 3.442% , 12/31/2031	424,299
	497,038	Wisconsin Corporate Central Credit Union, 3.510%, 12/31/2031	497,038
			921,337

		Total Short Term Investments	2,921,004
		(Cost $2,921,004)

		Total Investments 101.2%	58,138,831
		(Cost $53,894,130)

		Liabilities in Excess of Other Assets (1.2)%	(705,241)

		TOTAL NET ASSETS 100.0%	$57,433,590

(a)	Non Income Producing.
(b)	Foreign Issued.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2005.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.

	For certain federal tax information, as well as information regarding securities valuation and other
	significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual
	or annual report.

Frontegra New Star International Equity Fund
Schedule of Investments
September 30, 2005 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 91.7%
		Australia 2.5%
	67,454	Publishing & Broadcasting Ltd.	$847,611
	43,050	Rio Tinto Ltd.	1,941,271
	182,000	Westfield Group	2,331,377
	76,192	Woodside Petroleum Ltd.	2,091,431
			7,211,690
		Belgium 1.2%
	118,900	Fortis	3,446,936

		China 0.9%
	3,166,000	China Petroleum & Chemical Corp. (Sinopec) - Class H	1,446,741
	25,745	China Petroleum & Chemical Corp. (Sinopec) - ADR	1,165,219
			2,611,960
		Denmark 1.8%
	230	AP Moller - Maersk A/S	2,348,716
	88,793	Danske Bank A/S	2,717,350
			5,066,066
		Finland 1.3%
	232,158	Nokia Oyj	3,888,127

		France 11.0%
	213,314	Alcatel SA (a)	2,839,574
	134,200	Axa	3,682,499
	60,911	Bouygues SA	2,829,853
	76,996	CapGemini SA (a)	2,995,291
	28,900	Lafarge SA	2,541,575
	2,792	PagesJaunes Groupe SA	76,144
	44,721	Sanofi-Aventis	3,693,841
	65,500	Sodexho Alliance SA	2,471,743
	22,344	Total SA	6,096,380
	20,446	Vinci SA	1,760,024
	79,719	Vivendi Universal SA	2,601,271
			31,588,195
		Germany 5.9%
	27,200	Bayerische Motoren Werke (BMW) AG	1,274,137
	22,850	Celesio AG	1,994,965
	170,025	Deutsche Telekom AG	3,092,664
	26,177	E.ON AG	2,409,032
	22,300	Fresenius Medical Care AG	2,030,804
	79,622	Metro AG	3,922,987
	13,900	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	2,404,758
			17,129,347
		Greece 1.9%
	91,680	Alpha Bank A.E.	2,592,836
	139,900	Cosmote Mobile Telecommunications SA	2,780,016
			5,372,852
		Hong Kong 4.1%
	164,000	Cheung Kong (Holdings) Ltd.	1,849,267
	56,964	China Mobile (Hong Kong) Ltd. - ADR	1,403,593
	3,662,000	Guangdong Investment Ltd.	1,284,507
	496,000	Li & Fung Ltd.	1,146,035
	193,000	Sun Hung Kai Properties Ltd.	1,996,157
	262,000	Television Broadcasts Ltd.	1,600,255
	630,000	Wharf Holdings Ltd.	2,453,113
			11,732,927
		Hungary 0.7%
	25,945	OTP Bank Rt - GDR	2,052,249

		India 0.2%
	25,500	Dr. Reddy's Laboratories Ltd. - ADR	496,230

		Israel 0.6%
	50,800	Teva Pharmaceutical Industries Ltd. - ADR	1,697,736

		Italy 4.7%
	172,181	Eni SPA	5,111,543
	253,503	Mediaset SPA	2,998,422
	957,699	UniCredito Italiano SPA	5,396,298
			13,506,263
		Japan 17.9%
	245,000	Aeon Co. Ltd.	4,920,936
	264,000	Ajinomoto Co., Inc.	2,776,866
	295,000	KANEKA CORP.	3,848,786
	155,000	Kao Corp.	3,816,456
	13,700	Keyence Corp.	3,444,461
	76,000	Murata Manufacturing Co., Ltd.	4,238,030
	356,000	NIPPON OIL CORP.	3,151,830
	420	Nippon Paper Group, Inc.	1,520,680
	2,707	NTT DoCoMo, Inc.	4,817,108
	134,300	OMRON CORP.	3,271,281
	69,500	SECOM CO., LTD.	3,342,906
	75,000	Seino Transportation Co., Ltd.	685,152
	22,800	SHIMACHU CO., LTD.	580,470
	708,000	Shinsei Bank, Ltd.	4,459,499
	180,300	SHOWA SHELL SEKIYU K.K.	2,468,275
	56,600	TAKEFUJI CORP.	4,412,721
			51,755,457
		Netherlands 3.7%
	191,260	ASML Holding NV (a)	3,138,838
	112,600	ING Groep NV	3,352,229
	24,364	Unilever NV	1,731,400
	135,005	Wolters Kluwer NV	2,510,815
			10,733,282
		Norway 0.8%
	98,400	Statoil ASA	2,440,886

		Russia 1.4%
	54,200	Mobile TeleSystems - ADR	2,204,856
	32,452	LUKOIL - ADR	1,874,103
			4,078,959
		Singapore 1.3%
	134,000	Great Eastern Holdings Ltd.	1,227,542
	441,500	Singapore Press Holdings Ltd.	1,205,514
	144,000	United Overseas Bank Ltd.	1,200,000
			3,633,056
		South Korea 0.6%
	6,270	Samsung Electronics Co., Ltd. - GDR	1,783,815

		Spain 2.1%
	58,000	ACS Actividades de Construccion y Servicios, SA	1,689,794
	145,610	Banco Bilbao Vizcaya Argentaria, SA	2,552,351
	87,406	Indra Sistemas, SA	1,916,453
			6,158,598
		Sweden 0.7%
	136,300	Securitas AB - Class B	2,109,717

		Switzerland 7.1%
	5,950	Nestle SA	1,742,159
	126,498	Novartis AG	6,415,786
	40,700	Roche Holding AG	5,653,476
	37,532	UBS AG	3,189,524
	19,638	Zurich Financial Services AG	3,345,318
			20,346,263
		Thailand 0.8%
	754,000	Advanced Info Service Public Co. Ltd.	1,983,969
	292,000	Shin Corp.	291,680
			2,275,649
		United Kingdom 18.5%
	80,000	AstraZeneca plc	3,716,175
	338,610	Aviva plc	3,715,905
	406,780	Barclays plc	4,109,034
	294,272	EMAP plc	4,269,473
	506,100	EMI Group plc	2,163,583
	292,000	GlaxoSmithKline plc	7,422,900
	296,300	HSBC Holdings plc	4,789,900
	1,171,000	Legal & General Group plc	2,343,032
	685,069	Rolls-Royce Group plc (a)	4,510,767
	106,000	Royal Dutch Shell plc - Class A	3,503,746
	276,000	Scottish & Newcastle plc	2,256,412
	85,900	Standard Chartered plc	1,852,018
	2,274,900	Vodafone Group Plc	5,915,342
	276,600	WPP Group plc	2,813,543
			53,381,830

		Total Common Stocks	264,498,090
		(Cost $246,448,570)

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS 8.8%
		U.S. Government Agency Issue (b) 8.3%
	$24,100,000	Federal Home Loan Bank Discount Note, 3.002%, 10/03/2005	24,095,983

		Money Market Fund 0.5%
	1,407,632	First American Prime Obligations Fund - Class A	1,407,632

		Total Short Term Investments	25,503,615
		(Cost $25,503,615)

		Total Investments 100.5%	290,001,705
		(Cost $271,952,185)

		Liabilities in Excess of Other Assets (0.5)%	(1,517,857)

		TOTAL NET ASSETS 100.0%	$288,483,848

(a)	Non Income Producing
(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

	For certain federal tax information, as well as information regarding securities valuation and other
	significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual
	or annual report.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-Q, the Registrant’s Co-Presidents and Treasurer have concluded that the disclosure controls and procedures are effective.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By:          /s/Thomas J. Holmberg, Jr.
Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date:       11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Thomas J. Holmberg, Jr.
Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date:       11/29/05

By:         /s/William D. Forsyth III
William D. Forsyth III, Co-President and Treasurer
(Principal Executive and Financial Officer)

Date:       11/29/05